Dispositions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Dispositions [Abstract]
Schedule of Fair Value of Consideration Received and Derecognition of Assets and Liabilities

The carrying value of the remaining unresolved components of contingent consideration receivable as of March 31, 2026 and December 31, 2025 was as follows:

	March 31,	December 31,
	2026	2025
Assets:
IPO Share consideration	$1,463,518	$1,463,518

Liabilities:
Indemnification Clause	$143,974	$143,974

The carrying value of the remaining unresolved components of contingent consideration receivable as of December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
Assets:
IPO Share consideration	$1,463,518	$1,463,518

Liabilities:
Indemnification Clause	$143,974	$143,974

Schedule of Fair Value of Consideration Received and Derecognition of Assets and Liabilities

After recording the fair value of consideration received and derecognition of assets and liabilities, the Company recorded a gain on sale of asset from the sale of the BTG business in the year ended December 31, 2025 as follows:

Total fair value of consideration received	$125,000
Plus: net book value of assets sold and liabilities assumed	43,722
Gain on sale of assets	$168,722